Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2018
Trade receivables.
Schedule of trade receivables

	At March 31,
	2018	2017	2016
	€M	€M	€M
Trade receivables	57.7	54.4	66.2
Allowance for impairment	(0.1)	(0.1)	(0.1)
	57.6	54.3	66.1